Management’s Remediation Plan

In concurrence with the identification of the material weakness described within the independent public accountant’s report on internal control, management has identified and remediated the material weakness described herein. During the fiscal year ended 9/30/2022, the Administrator made a single processing error that was detected during the audit. The incident was fully investigated by the Administrator, who provided management with an incident report that identified the error, its materiality and impact to shareholders, the corrective action, and the enhancement of internal controls to prevent future errors.